Risk management	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Risk management

46.	Risk management

Risk management at Banco Santander is based on the following principles:

A.	Risk function independence from the commercial department.
B.	Senior Management involvement in decision-making.
C.	Consensus between the Risk and Commercial departments on lending decisions.
D.	Collective decisions, involving the branch network, aimed at fostering diversity of opinions and preventing the assignment of individual decisions.
E.	Use of statistical forecasting tools for default prediction, including internal ratings, credit scoring, behavior scoring, RORAC (Risk-Adjusted Return on Capital), VaR (Value at Risk), economic capital, and scenario analysis, among other methods.
F.	Global perspective, integrating the management of risk factors across business units and employing economic capital as a uniform metric for assessing assumed risk and evaluating management performance.
G.	Common management instruments
H.	Organizational structure
I.	Scopes and responsibilities
J.	Risk limitation
K.	Recognition
L.	Efficient information channels
M.	Maintaining a medium-low risk profile and low volatility through:
•	Portfolio diversification, by limiting concentrations in clients, groups, sectors, products, or geographies; reducing the complexity of market operations; analyzing the social and environmental risks of businesses and projects financed by the Bank; and continuous monitoring to prevent portfolio deterioration.
•	Establishment of policies and procedures that constitute the Normative Risk Model, governing risk-related activities and processes in compliance with directives from the Board of Directors, Brazilian Central Bank regulations, as well as international best practices, aiming to safeguard capital and ensure the profitability of business operations.

At Santander Brasil, the risk control and management process was determined based on the Framework set forth at the corporate level, outlined according to the following phases:

I.	Adaptation of risk management structures and policies in alignment with Banco Santander's risk management principles.

The Corporate Risk Management Framework, approved by Senior Management (Risks), is designed to establish the principles and standards for risk management and control at Banco Santander. It is based on corporate organizational models and complies with the requisite regulatory standards for credit management.

The organizational model consists of the management map, which delineates the responsibilities of each area by risk type, the risk governance function, and the regulatory framework itself.

II.	Risk identification through continuous review and monitoring of exposures, assessment of new products and business ventures, and specific analysis of unique transactions.
III.	Risk measurement using periodically tested methods and models.
IV.	Preparation and distribution of a comprehensive set of reports, which undergo daily review by the Executive Board of Banco Santander.
V.	Implementation of a risk control system that assesses, on a daily basis, the extent to which the Bank's risk profile conforms to approved policies and established limits. The most significant tools and techniques (previously mentioned), currently employed by Banco Santander, are at various stages of maturity regarding their implementation and application within the Bank. For the wholesale segment, these techniques are aligned with corporate-level development. For other segments, models based on internal classifications and score systems, VaR analysis, market risk scenario analysis, and stress testing have already been integrated into the risk management routine, while the integration of expected loss, economic capital, and RORAC into risk management is underway.
VI.	Models based on internal classifications and score systems, which, by assessing the various qualitative and quantitative risk components for each client and transaction, enable the estimation of the probability of default initially, and subsequently, the loss based on LGD estimates.
VII.	Economic capital, as a consistent measure of assumed risk and a basis for evaluating management performance.
VIII.	RORAC, utilized both as a pricing tool in wholesale operations, particularly within global relationship companies (employing a bottom-up approach), and in the analysis of portfolios and business units (using a top-down approach).
IX.	VaR, utilized to control and set market risk limits for the treasury's various portfolios.
X.	Scenario analysis and stress testing to complement market and credit risk assessments in order to evaluate the impact of alternative scenarios, including on provisions and capital.

a) Corporate Governance of the Risk Function

The structure of Banco Santander's Risk Committees is defined in line with a prudent risk management standard, always in compliance with the local regulatory and normative environment. Its primary responsibilities are the following:

A.	Integrate and adapt the Bank's risk culture to the local context, in addition to the risk management strategy, tolerance level, and risk appetite, previously approved by the Executive Committee and the Board of Directors, all in alignment with the corporate standards of Banco Santander Spain;
B.	Assess and approve proposals, operations, and limits, whether related to credit or market, for clients and portfolios;
C.	Conduct periodic monitoring of all inherent business risks, ensuring that the risk profile is aligned with the established risk appetite;
D.	Authorize the use of management tools, local risk models, and understand the results of their internal validation;
E.	Remain informed, assess, and comply with any observations and recommendations that may periodically be issued by supervisory authorities in the execution of their duties;

The credit risk management structure comprises departments operating from a portfolio management perspective and units dedicated to the individualized analysis and decision-making on loans for Individual, Business, and Wholesale clients. A specific area is tasked with consolidating the portfolios and their respective risks, providing support to management, as well as to the Group's headquarters in Spain, offering an integrated risk view.

The credit risk management structure comprises departments operating from a retail and wholesale portfolio management perspective. A specific area is tasked with consolidating the portfolios and their respective risks, providing support to management, as well as to the Group's headquarters in Spain, offering an integrated risk view.

A designated structure is responsible for attending to regulators, supervisors, as well as internal and external auditors.

It features a unit known as ERM-Enterprise Risk Management, composed of a suite of functions that span across all risks, required for their proper management. This structure includes the areas of Methodology (model development and parameterization); Credit Risk Control; Risk Control.

b) Credit Risk

b.1) Introduction to credit risk management

Credit Risk Management supports the formulation of strategies in alignment with risk appetite, while also setting limits that include the analysis of exposure and trends, as well as assessing the effectiveness of the credit policy. The objective is to sustain a risk profile and sufficient minimum profitability to offset the anticipated default, for both individual clients and the overall portfolio, as determined by the Executive Committee and the Board of Directors. Moreover, it is tasked with overseeing the risk management systems and their implementation in the identification, measurement, control, and mitigation of risk exposure in either individual or similarly grouped operations.

Risk Management is specialized according to client characteristics, distinguishing between individualized clients (monitored by dedicated analysts) and clients with similar characteristics (standardized).

•	Individualized management – Conducted by a designated risk analyst, who is responsible for the preparation of analyses, submission to the Risk Committee, and ongoing monitoring of the client's progress. It applies to clients from the Global Wholesale Banking segment (Corporate and Santander Corporate & Investment Banking - SCIB) and Commercial Banking (Portfolio clients, Companies 3, as well as GIU-Governments, Institutions, and Universities).
•	Standardized management – Targeted at individuals and companies not classified as individualized clients. It relies on automated decision-making models and internal risk assessment frameworks, supplemented by commercial units and specialized analyst teams to address exceptions.

Macroeconomic factors and market conditions, as well as sector-wise and geographical concentrations, alongside the profiles of clients and economic forecasts, are also evaluated and considered for a proper assessment of credit risk.

b.2) Measures and evaluation tools

Rating tools

The Bank employs its proprietary rating models to assess the credit quality of a client or transaction. Each rating is linked to a probability of default or non-payment, determined based on the Bank's historical experience, to predict default. These scores/ratings are utilized in the credit risk approval and monitoring process.

The classification of credit exposures into distinct categories is conducted based on an analysis of the client's financial and economic circumstances, as well as other registration information that is regularly updated. New types of operations are subjected to a credit risk assessment and must be verified for compliance with the controls adopted by the Bank.

The ratings assigned to clients are periodically reviewed, incorporating the latest financial information and insights gained from the banking relationship. The frequency of these reassessments is heightened for clients who reach specific thresholds in automated alert systems, as well as for those designated for special monitoring. The rating tools are also continually reviewed and refined to ensure the accuracy of the ratings they assign is continually improved.

Credit risk parameters

We assess all loans with regard to the provision for impairment losses on credit risk.

Loans are individually assessed for impairment or collectively assessed through grouping by similar risk characteristics. Loans that are individually evaluated for impairment losses are not assessed collectively.

To measure the impairment loss of loans assessed individually for impairment, we consider the conditions of the borrowers, including their economic and financial status, level of indebtedness, cash flow generation capacity, management quality, corporate governance, internal controls quality, payment history, industry experience, contingencies, and credit limits. Additionally, we evaluate asset characteristics, such as their nature and purpose, type, adequacy, and liquidity of collateral, drawing on historical impairment experience and other known circumstances at the time of assessment.

To measure the impairment loss on loans assessed collectively for impairment, we segregate financial assets into groups based on their credit risk characteristics and similarities. In other words, according to the segment, type of assets, collateral, and other factors related to historical impairment losses and other known circumstances at the time of assessment. The impairment loss is calculated using statistical models that incorporate the following factors:

Exposure At Default (EAD): refers to the amount of a transaction exposed to credit risk, including the proportion of the current exposure of the outstanding balance that could be realized in the event of default. The developed models incorporate assumptions to account for potential changes in the payment schedule.

Probability of Default (PD): denotes the likelihood of a counterparty failing to fulfill its obligation to repay the principal and/or interest. Within the framework of IFRS 9, this encompasses both the PD-12 months, which is the probability of the financial instrument defaulting within the next 12 months, and the lifetime PD, which is the probability of the transaction defaulting over its remaining term. The estimation of these parameters requires the consideration of relevant future information, as per the standard.

Loss Given Default (LGD): represents the loss incurred upon default. In other words, it quantifies the percentage of exposure that was not recoverable following a default event. The determination of LGD is primarily influenced by the collateral, which serves as a mitigator of the credit risk associated with each financial asset, and the expected future cash flows to be recovered. In accordance with the standard, forward-looking information must be considered in the estimation process.

Discount Rate: the rate applied to the estimated future cash flows over the expected lifespan of the asset, which corresponds to the net present value of the financial instrument relative to its carrying amount.

To estimate the aforementioned parameters, the Bank leveraged its expertise in developing internal models for the calculation of parameters for both regulatory and management purposes.

The table presented in note 9.b outlines the portfolio according to internal risk rating levels and their probability of default.

Thousand of reais	2023	2022	2021

By maturity
Less than 1 Year	287,366,871	269,784,211	270,050,934
Between 1 and 5 years	185,907,482	177,488,141	160,932,317
More than 5 years	78,261,850	77,382,938	62,371,451
Loans and advances to customers, gross	551,536,203	524,655,290	493,354,702

By internal classification of risk
Low	408,973,257	392,397,296	374,505,212
Medium-low	87,232,484	77,992,749	79,216,725
Medium	16,643,774	18,647,136	14,589,977
Medium-High	13,238,069	13,573,901	9,413,110
High	25,448,619	22,044,208	15,629,678
Loans and advances to customers, gross	551,536,203	524,655,290	493,354,702

The expected loan losses, measured using sufficient and available historical data, are detailed below.

			2023
		Probability of default	Default loss
	Exposure

Commercial and industrial	233,946,174	6%	38%
Real Estate Credit - construction	61,747,722	8%	6%
Individual loans	252,687,422	11%	61%
Leasing	3,154,886	1%	37%

			2022

		Probability of default	Default loss
	Exposure

Commercial and industrial	223,321,961	6%	41%
Real Estate Credit - construction	58,242,768	5%	5%
Individual loans	240,227,475	12%	49%
Leasing	2,863,086	1%	26%

			2021

		Probability of default	Default loss
	Exposure

Commercial and industrial	247,674,251	6%	50%
Real Estate Credit - construction	54,738,606	2%	8%
Individual loans	188,408,840	10%	61%
Leasing	2,533,004	2%	31%

b.3) Observed losses: credit cost measures

Each month, the Bank estimates the losses associated with credit risk and subsequently compares these estimates with the actual losses incurred during the month. Periodic analyses are conducted to monitor and maintain control over credit risk.

To complement the use of admission and rating models, Banco Santander employs additional measures to support the prudent and effective management of credit risk, based on observed losses.

The cost of credit is calculated by adding the loan losses incurred over the fiscal year to the average loan portfolio for the same period.

b.4) Credit risk cycle

Banco Santander has a global perspective of its loan portfolio across all stages of the risk cycle, with a level of granularity that enables the assessment of the current risk situation and potential movements. This mapping is overseen by the Board of Directors and the Executive Committee of the bank, which are responsible for setting risk management policies and procedures, limits, and delegating authority, in addition to approving and supervising the department's operations.

The credit risk management process involves the identification, measurement, analysis, control, negotiation, mitigation, and decision-making on the risks incurred in the operations of the Bank and its affiliated entities within the Conglomerate. The credit cycle comprises three distinct stages:

•	Pre-sales: encompasses the planning activities, goal setting, assessment of Banco Santander's risk appetite, approval of new products, risk analysis, credit rating procedures, and definition of limits;
•	Sales: this involves the decision-making process for pre-classified and specific operations; and
•	After-sales: this includes the processes of monitoring, measurement, and control, as well as the management of the recovery process.

Planning and setting risk limits

This process identifies the Bank's risk appetite by evaluating business proposals and assessing its risk position.

It is determined based on the risk appetite approved by the Bank's Management and its units.

In the context of individualized risks, the client constitutes the foundational level, for whom specific limits are set.

For SCIB clients, a pre-classification model is utilized, which is based on a system for measuring and monitoring economic capital. With respect to the Corporate segment, the operational limit model is applied, utilizing maximum nominal credit values.

For clients under standardized risk management, portfolio limits are established through loan management programs (LMP), a document that is pre-agreed upon by the business and risk departments, and approved by the Executive Committee. This document specifies the expected outcomes for the business in terms of risk and return, as well as the limits to which both the activity and risk management are subject. This client segment receives a more automated Risk treatment.

Risk analysis and rating process

Risk analysis is a prerequisite for the Bank's credit approval for clients. This analysis involves examining the counterparty's ability to fulfill its contractual obligations to the Bank, which includes assessing the client's credit quality, risk operations, solvency, and the intended return in light of the assumed risk.

This risk assessment is conducted at least annually, and may be revised more frequently if warranted by the client's risk profile (due to centralized alert systems or visits from the manager or credit analyst), or if there are specific transactions outside of the pre-classification.

Decision-making on operations

The decision-making process for operations is designed to analyze and implement measures in accordance with pre-established policies, factoring in the risk appetite and any significant elements of the operation for the purpose of assessing risk and return.

The Bank employs, among other methodologies, the RORAC (Risk-Adjusted Return on Capital) approach for analysis and pricing in its decision-making process concerning operations and business activities.

Risk monitoring and control

In the retail banking segment for individual customers, clients are systematically assessed through a daily credit scoring process.

This process enables the reassessment of credit exposure, allowing for increases in exposure for clients exhibiting good credit quality. In the event of detecting a deterioration in risk level, it automatically triggers actions for credit risk containment and the implementation of preventive measures.

In instances of individualized management, the preemptive detection of credit quality deterioration within an operation falls under the joint responsibility of the commercial manager and the risk analyst. Furthermore, risk monitoring is conducted through a continuous observation process, aimed at the early identification of incidents that may occur in the evolution of operations, clients, and their environment.

This monitoring may lead to the client's classification under SCAN (a system designed to differentiate management levels and dictate the appropriate actions on a case-by-case basis).

Risk control function

The control function is executed by assessing risks from various complementary perspectives, with the main pillars being control by location, business area, management model, product, and process. This approach facilitates the identification of specific situations necessitating decision-making. The objective is to gain a comprehensive understanding of the Bank's loan portfolio across all stages of the credit cycle, with a degree of detail enabling the evaluation of the current risk situation and potential changes.

Shifts in the Bank's exposure to credit risk are continuously and systematically monitored. The effects of these changes on future exogenous situations, as well as those stemming from strategic decisions, are assessed with the aim of implementing measures that restore the loan portfolio's profile and value back to the parameters set by the Executive Committee.

b.5) Credit Recovery

Operational strategies and channels are determined based on the number of days past due and the respective amounts, resulting in a Responsibilities Map and always prioritizing, as the primary option, the customer's recovery.

Behavioral scoring tools are utilized to assess the collection performance of specific groups, aiming to reduce costs and enhance recovery efforts. These models are designed to estimate the likelihood of customer default by optimizing collection strategies, so that customers with a lower probability of recovery are targeted with timely interventions. In instances where there is a higher likelihood of repayment, the emphasis is placed on maintaining a healthy relationship with customers. All customers facing significantly overdue payments or those with restructured loans are subjected to internal restrictions.

Clients with higher volumes at Risk are assigned a portfolio-based recovery model, with commercial oversight and a recovery specialist.

b.6) Credit risk from other perspectives

Certain areas and/or specific perspectives on credit risk warrant the attention of specialists, in addition to the management of overall risk.

Concentration risk

Concentration risk is a critical factor in credit risk management. The Bank continuously monitors the concentration of credit risk within its portfolios, by economic sector, geographical location/country, customer groups, and product types.

The Risk Committee establishes risk policies and assesses the necessary exposure limits for the effective management of credit risk concentration within the portfolio. From a sector-wise perspective, the distribution of the corporate client portfolio is appropriately diversified.

The Risk Executive Vice Presidency at the Bank works in conjunction with the Strategic Finance Executive Vice Presidency in the management of loan portfolios. This involves reducing the concentration of exposures through various techniques, including maintaining guarantees to mitigate corporate risk, deploying derivatives for hedging purposes, and executing securitization transactions to optimize the portfolio's overall risk/return ratio.

Credit risk from financial market operations

This topic encompasses the credit risk associated with treasury operations conducted with clients, particularly credit institutions. These operations are carried out through financing products in the money market involving various financial institutions and by employing instruments held for the purpose of serving clients.

Risk management is conducted with the support of an integrated real-time system, enabling the Bank to ascertain, at any moment, the unused exposure limit with respect to any counterparty, any product, and any maturity across all units of the Bank.

Credit risk is measured at its current fair value and its potential value (the value of exposure, considering future shifts in relevant market factors). Consequently, the Equivalent Credit Risk (ECR) is defined as the sum of the net replacement value plus the future maximum potential value of the contracts.

Social and Environmental Risk

The Social and Environmental Responsibility Policy (PRSA) of Banco Santander, pursuant to CMN Resolution No. 4.945/2021 and Febraban's SARB Regulation No. 14, sets out guidelines and consolidates specific policies for social and environmental practices in its business operations and in its engagement with stakeholders. These practices encompass the management of social and environmental risks, impacts, and opportunities, focusing on areas such as the adequacy in the granting and use of loans, supplier management, and the assessment of social and environmental risk, which entails the evaluation of the social and environmental practices of Wholesale and Companies 3 clients (a segment for business customers within Retail), who have credit limits or credit risks exceeding R$ 5 million and are part of the 14 sectors flagged for social and environmental scrutiny. In this context, social and environmental risk is assessed with the aim of mitigating operational, capital, credit, and reputational risks. Since 2009, Santander has been a signatory to the Equator Principles, applying this framework to minimize social and environmental risks in the financing of large-scale projects.

The mitigation of social and environmental risks in the financing of large projects is conducted through analyses adhering to the Equator Principles, a set of social and environmental criteria referenced in the International Finance Corporation (IFC) Performance Standards on Environmental and Social Sustainability and the World Bank Group's Environmental, Health, and Safety Guidelines.

The commitments undertaken in the PRSA are detailed in other Bank policies, including the Anti-Corruption Policy, Supplier Relationship and Approval Policies, and the Social and Environmental Risk Policy, in addition to the Private Social Investment Policy, which is intended to guide the strategy in this field and establish guidelines for social programs that reinforce this strategy.

b.7) Credit Management - Main changes

The trends observed in 2023 were consistent with those of 2022, during which we observed a challenging economic environment. The Bank succeeded in maintaining the high quality of its business, evidenced by an improvement in the non-performing loan ratio, primarily due to the enhanced quality observed in the new vintages, coupled with the write-off of older vintages. As of December 2023, this ratio stood at 7.23% compared to 7.5% in December 31, 2022 and 5.5% in December 31, 2021. Below is a table illustrating the evolution of the main credit indicators.

	2023	2022	2021

Credit risk exposure - customers (Thousand of Reais)	719,880,991	664,537,247	621,091,057
Loans and advances to customers, gross (note 9)	551,536,203	524,655,290	493,354,702
Contingent Liabilities - Guarantees and other sureties (note 43.a)	65,671,261	57,378,957	53,420,355
Private securities	102,673,488	82,503,000	74,316,000
Non-performing loans ratio (%)	7.23%	7.50%	5.46%
Impairment coverage ratio (%)	88.13%	89.80%	110.40%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	35,152,998	35,211,623	29,723,376
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*)	RAWO = Recoveries of Assets Derecognized.

The Bank incorporates forward-looking information in both its assessment of whether the credit risk of a financial instrument has substantially increased since its initial recognition and in its measurement of expected loan losses. Drawing on guidance from its internal committees and economic experts, and taking into account a range of actual and forecasted external information, the Bank develops a base scenario as well as other possible scenarios. This process involves projecting two or more additional economic scenarios and assessing the respective probabilities of each outcome. External information includes economic data and forecasts published by government agencies, monetary authorities, and selected analysts from the private sector and academia.

The base case represents the most probable outcome and aligns with the information the Bank uses for other purposes, including strategic planning and budget formulation. The alternative scenarios depict outcomes that are either more optimistic or more pessimistic. Periodically, the Bank conducts stress tests on more extreme shocks to refine its assessment of these alternative scenarios.

c) Market Risk

Market risk represents exposure to risk factors such as interest rates, exchange rates, commodity prices, stock market prices, and other financial instruments, contingent upon the product type, transaction volume, duration, contractual terms, and underlying volatility.

The Bank operates in accordance with global policies, framed within its risk tolerance perspective and aligned with its objectives in Brazil and internationally. To achieve this, it has developed its own Risk Management model, adhering to the following principles:

•	Functional independence;
•	Executive capability sustained by knowledge and close customer relationships;
•	Global reach of the function (diverse risk types);
•	Collective decision-making that evaluates all possible scenarios without compromising outcomes with individual decisions, including the Executive Risk Committee for Brazil, which establishes limits and approves operations, and the Executive Committee for Assets and Liabilities, responsible for the management of capital and structural risks, encompassing country risk, liquidity, and interest rates;
•	Management and optimization of the risk/return equation; and
•	Risk management methodologies, such as Value At Risk - VaR (historical simulation over 521 days, with a confidence level of 99% and a one-day time horizon), scenarios, sensitivity of net interest income, sensitivity of fair value of equity, and contingency planning.

The Market Risk structure is part of the Risk Vice Presidency, an independent unit that implements risk policies in accordance with the directives from the Board of Directors and the Risk Division of the Santander Group Spain.

c.1) Activities subject to market risk

The measurement, control, and monitoring of market risk encompass all operations where asset risk is assumed. This risk arises from fluctuations in risk factors - including interest rates, exchange rates, equities, commodity prices, and the volatility of these factors - as well as from solvency and liquidity risks associated with the various products and markets in which the Bank operates.

The activities are segmented by type of risk, as follows:

I.	Financial intermediation: this item encompasses financial services provided to clients, financial intermediation operations and positioning, particularly in fixed-income securities, foreign exchange, and equities.
II.	Balance sheet management: the objective of balance sheet risk management is to stabilize the net interest income of the commercial area and the economic value of the Bank, so as to maintain adequate liquidity and solvency levels. Risk is assessed based on the balance sheet's exposure to interest rate movements and liquidity levels.
III.	Structural Risks:
•	Structural foreign exchange risk/earnings hedge: exchange rate risk arising from the currency in which investments in consolidated and non-consolidated entities are made (structural exchange rate). This item also includes positions taken to hedge against the foreign exchange risk in future earnings generated in currencies other than the Brazilian Real (earnings hedge).
•	Structural equity risk: this item includes equity interests in both financial and non-financial and non-consolidated entities that may present an equity risk.

The Financial Management area is responsible for centrally managing balance sheet and structural risks by applying standardized methodologies tailored to the specific conditions of each market in which the Bank operates. In the Convertible Currencies segment, Financial Management directly oversees the risks at the Headquarters and coordinates the risk management of other units operating in these currencies. Decisions impacting the management of these risks are made by the ALCO (Asset Liability Committee) in the respective countries.

The purpose of the Financial Management area is to ensure the stability and recurring nature of both the net interest margin arising from commercial activities and the Bank's economic value, while maintaining adequate levels of solvency and liquidity.

Each of these activities is measured and analyzed using various tools to accurately reflect their risk profiles as precisely as possible.

Interest Rate Risk

The table below consolidates, by product, the cash flows from operations within our group of companies that earn interest income. These operations are reported at their book balance as of the closing dates for the years 2023, 2022, and 2021. It is not associated with the management of risks related to changes in interest rates or the mismatching of indices, which is conducted through the monitoring of market metrics. However, it facilitates the assessment of concentrations of maturities and potential risks. Below this, the balances of the same products are presented at their redemption value at maturity, with the exception of the line concerning receivables and liabilities from derivative contracts.

					2023
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	1,591	1,591
Debt instruments	-	-	-	-	1,591	1,591
Financial assets measured at fair value in profit or loss	17,088	5,722	7,003	45,863	30,323	105,999
Debt instruments	8,822	1,425	4,940	35,164	26,137	76,488
Equity instruments	22	1	3	17	-	43
Derivatives	8,244	4,296	2,060	10,682	4,186	29,468
Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	183	183
Debt instruments	-	-	-	-	183	183
Financial assets measured at fair value in other comprehensive income	1,237	4,360	2,684	44,722	10,994	63,997
Debt instruments	1,237	4,360	2,684	44,722	10,994	63,997
Financial Assets Measured at Amortized Cost	135,427	105,253	86,314	220,663	84,800	632,457
Loans and Other Amounts with Credit stitutions	86,391	1,394	3,496	2,978	-	94,259
Loans and advances to customers	37,176	96,038	68,597	183,156	73,832	458,799
Debt Instruments	11,860	7,821	14,221	34,529	10,968	79,399
Total	153,752	115,335	96,001	311,248	127,891	804,227
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in income Held for Trading	30,627	4,972	1,779	9,467	4,101	50,947
Derivatives	6,863	4,972	1,779	9,467	4,101	27,183
Short Positions	23,764	-	-	-	-	23,764
Financial liabilities at amortized cost	212,885	139,140	130,337	221,561	28,280	732,203
Deposits from the Central Bank of Brazil and deposits from credit institutions	7,189	36,767	32,650	10,595	7,380	94,580
Customer deposits	197,507	70,908	80,260	151,046	53	499,774
Bonds and securities	8,189	31,465	17,427	59,920	4,360	121,361
Debt Instruments Eligible to Capital	-	-	-	-	16,488	16,488
Total	243,512	144,113	132,116	231,028	32,381	783,150

					2022
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	3,957	3,957
Debt instruments	-	-	-	-	3,957	3,957
Financial assets measured at fair value in profit or loss	5,032	5,565	3,054	26,272	25,998	65,921
Debt instruments	311	3,909	2,159	16,270	22,222	44,871
Equity instruments	19	2	3	25	-	49
Derivatives	4,702	1,654	892	9,977	3,776	21,001
Financial assets measured at fair value in other comprehensive income	37,965	4,045	1,579	39,131	22,466	105,186
Debt instruments	37,965	4,045	1,579	39,131	22,466	105,186
Financial Assets Measured at Amortized Cost	137,112	145,444	91,631	201,562	113,717	689,466
Loans and Other Amounts with Credit stitutions	77,825	900	1,878	1,989	-	82,592
Loans and advances to customers	56,937	138,981	82,676	171,664	96,884	547,142
Debt Instruments	2,350	5,563	7,077	27,909	16,833	59,732
Total	180,109	155,054	96,264	266,965	166,138	864,530

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in income Held for Trading	21,891	1,444	1,552	8,425	3,417	36,729
Derivatives	4,892	1,444	1,552	8,425	3,417	19,730
Short Positions	16,999	-	-	-	-	16,999
Financial liabilities at amortized cost	280,644	115,169	116,122	183,013	31,518	726,466
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,451	40,711	18,007	8,710	7,903	97,782
Customer deposits	252,621	48,217	75,869	125,473	26	502,206
Bonds and securities	5,572	26,241	22,246	48,830	4,174	107,063
Debt Instruments Eligible to Capital	-	-	-	-	19,415	19,415
Total	302,535	116,613	117,674	191,438	34,935	763,195

					2021
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	-	-	-	-	3,122	3,122
Debt instruments	-	-	-	-	3,122	3,122
Other Financial Assets At Fair Value Through Profit Or Loss	5,573	4,197	5,031	16,365	8,023	39,189
Debt instruments	355	850	2,261	8,786	5,539	17,791
Equity instruments	21	1	8	11	3	44
Derivatives	5,197	3,346	2,762	7,568	2,481	21,353
Financial assets not intended for trading Mandatory measured at the fair value of the result	54,012	1,007	4,690	50,092	15,833	125,635
Debt instruments	54,012	1,007	4,690	50,092	15,833	125,634
Financial Assets Measured at Amortized Cost	109,330	98,848	78,187	172,736	78,053	537,155
Loans and advances - Credit institutions	73,290	1,464	2,041	2,313	-	79,108
Loans and advances - Customers	34,989	94,872	55,118	150,204	76,554	411,737
Debt instruments	1,051	2,512	21,028	20,219	1,499	46,309
Total	168,915	104,052	87,908	239,193	105,032	705,102

Interest-bearing liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	289,743	106,358	102,585	165,145	25,366	689,197
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,714	46,465	25,626	10,610	2,742	119,157
Customer deposits	252,070	48,364	67,467	105,690	23	473,614
Bonds and securities	3,959	11,529	9,492	48,845	3,097	76,922
Debt Instruments Eligible to Compose Capital	-	-	-	-	19,504	19,504
Total	308,698	108,922	104,776	176,341	28,069	726,806

Currency Risk

			2023
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	214,500	1,043	3,794	219,337
Loans and advances to customers	3,699	2,585	90	6,374
Derivatives	267,585	11,024	9,002	287,611
Others	3,687	-	-	3,687
Total	489,470	14,652	12,887	517,009

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	154,096	851	2,873	157,820
Derivatives	238,389	14,392	8,183	260,964
Others	99,544	3,043	1,733	104,320
Total	492,029	18,286	12,789	523,105

			2022
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	180,331	3,156	3,922	187,409
Loans and advances to customers	4,515	3,818	463	8,796
Derivatives	261,584	10,126	7,702	279,412
Others	3,208	-	-	3,208
Total	449,638	17,100	12,087	478,825

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	116,957	1,676	1,668	120,301
Derivatives	202,299	14,361	9,571	226,231
Others	132,513	996	815	134,324
Total	451,769	17,033	12,054	480,855

			2021
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	114,021	1,337	5,163	120,521
Loans and advances to customers	5,529	2,218	608	8,355
Derivatives	289,245	14,190	8,011	311,446
Others	1,251	-	-	1,251
Total	410,046	17,745	13,782	441,573

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	80,991	2,194	2,130	85,315
Derivatives	225,554	14,279	8,631	248,464
Others	105,570	1,220	2,912	109,702
Total	412,115	17,693	13,673	443,482

c.2) Methodologies

Financial Intermediation

Banco Santander has been calculating the minimum capital requirement for market risks using an internal model since its approval by the Brazilian Central Bank in May of 2018.

The standard methodology for measuring and controlling market risks in financial intermediation activities conducted by Banco Santander in 2023, 2022 and 2021 was Value at Risk (VaR), which quantifies the maximum expected loss at a specified confidence level over a given period. This methodology employs a standard historical simulation with a confidence level of 99% and a one-day horizon. Statistical adjustments were made to efficiently incorporate the most recent events impacting the level of risk assumed.

Specifically, the Bank employs a two-year time window or 521 daily data points collected retrospectively from the reference date of the VaR calculation. Each day, two values are computed: one utilizing an exponential decay factor that assigns lesser weight to observations more distant from the current term, and another with uniform weights for all observations. The reported VaR will be the higher of these two values.

VaR is not the only metric available for assessing the risk exposure of an institution. It is favored for its simplicity in calculation and effectiveness as a benchmark for the level of risk faced by the Bank. Nevertheless, the Bank employs additional metrics and methodologies to enhance its control over risk across all markets in which it operates.

Among these measures, scenario analysis is particularly noteworthy. It entails defining behavioral scenarios for various financial variables and assessing their impact on results by applying them to the Bank's operations. These scenarios may either replicate past events (such as crises, for example), or establish plausible scenarios that are not based on past events. A minimum of three types of scenarios—plausible, severe, and extreme—are established. Together with VaR, these scenarios enable a much more comprehensive assessment of the risk profile.

The positions are tracked daily through comprehensive oversight of portfolio fluctuations, with the purpose of identifying potential incidents and immediately rectifying them.

A daily profit and loss statement is an excellent indicator of risk, as it enables the monitoring and detection of the impact of changes in financial variables on portfolios.

Finally, in managing credit activities (actively traded credits - trading portfolio) and derivatives, given their unique characteristics, specific measures are assessed. For derivatives, these measures include sensitivities to fluctuations in the underlying asset's price (delta and gamma), volatility (vega), and time (theta). In the case of credit management activities (actively traded) within trading portfolios, the controlled measures encompass sensitivity to spread, jump-to-default risk, and position concentration by rating level.

c.3) Balance sheet management

Interest rate risk

The Bank assesses the sensitivity of the net interest margin (financial margin) and fair value of equity to interest rate fluctuations. This sensitivity arises from the mismatch between the maturity and interest rate revision dates of the various balance sheet items.

Based on the balance sheet's interest rate position and taking into account the market's current situation and future outlook, financial measures are implemented to align this position with the Bank's desired stance. These measures may range from taking market positions to defining the interest rate characteristics of commercial products.

The measures employed by the Bank to manage risk, or exposure to interest rates in these activities, include the interest rate gap, which assesses the sensitivity of the net interest margin (NIM) and fair value of equity (MVE) to fluctuations in interest rate levels, the duration of equity, Value at Risk (VaR), Earnings at Risk (EaR), and scenario analysis.

Interest Rate Gap between Assets and Liabilities

The interest rate gap analysis focuses on the mismatches between the revaluation periods of balance sheet items (assets and liabilities) and off-balance sheet items. This analysis provides a basic representation of the balance sheet structure and enables the identification of interest rate risk concentrations across various maturities. Furthermore, it serves as a useful tool for estimating the potential impact of fluctuations in interest rates on the net interest margin and the institution's equity value.

All items, whether on the balance sheet or off the balance sheet, must be classified according to flows and reorganized based on the point of price revaluation and their maturities. In instances where a maturity date is not specified by contract, an internal model for analyzing and estimating its duration and sensitivity will be utilized.

Sensitivity of Net Interest Margin (NIM)

The sensitivity of net interest margin measures the change in expected receivables for a specific period (12 months) in response to a shift in the interest rate curve.

The calculation of the net interest margin sensitivity is performed by simulating the margin in scenarios of changes in interest rate curves and comparing it with the current scenario. Sensitivity is the difference between the two calculated margins.

Sensitivity of Fair value of Equity (MVE)

The sensitivity of fair value of equity is a supplementary measure to the sensitivity of net interest margin.

It assesses the implicit interest rate risk in equity, based on the impact of interest rate fluctuations on the present values of financial assets and liabilities.

Value at Risk (VaR) and Earnings at Risk (EaR)

It is determined at the 99% percentile of the MVE's loss distribution function, calculated by considering the current fair value of positions, based on the returns obtained in the last two years, and with a degree of statistical certainty (confidence level) for a specified time horizon.

A similar methodology is also applied to calculate the maximum loss in NII (EaR), aiming to assess the interest rate risk in terms of its impact on both economic value and net interest margin.

The unit combines the VAR return vectors with the EaR return vectors, resulting in the total return vector. This combination is executed by incorporating into the EaR metric the losses in financial margin that occur between the reference date and the holding period of the non-trading portfolio. Losses in economic value account for the impact on positions maturing after the holding period.

c.4) Liquidity risk

Liquidity risk relates to the Bank's ability to fund commitments undertaken at reasonable market prices and to execute its business plans with stable funding sources.

Liquidity management of Banco Santander

For liquidity management and control, Banco Santander employs both short-term and long-term metrics, as well as metrics for stress scenarios, which are capable of measuring a robust liquidity buffer, ensuring the Bank can comfortably meet its obligations to the market and shareholders. Accordingly, in this regard, we note:

Short-term metrics and liquidity stress:

a. LCR

Banco Santander employs the "Liquidity Coverage Ratio" (LCR) in its liquidity risk management strategy. The LCR is a short-term liquidity measure for a stress scenario spanning 30 days, calculated as the ratio of high-quality liquid assets to net cash outflows over 30 days.

The total High Quality Liquidity Assets - HQLA (Liquid Assets) primarily consist of Brazilian federal government securities and compulsory reserve yields. Net outflows are mainly due to deposit losses, partially offset by inflows, predominantly loans.

b. Liquidity stresss scenarios

Liquidity management entails the analysis of financial scenarios to assess potential liquidity issues, which demands the development and examination of scenarios in crisis conditions. The Stress Test is the model employed for this analysis.

The Stress Test evaluates the financial structure of the institution and its capacity to withstand and respond to more extreme scenarios.

The purpose of the Liquidity Stress Test is to allow for the simulation of adverse market conditions, thereby enabling the assessment of their impacts on the institution's liquidity and payment capacity. Consequently, it aims to preemptively identify solutions or avoid positions that could significantly compromise liquidity in volatile scenarios.

Scenarios are defined based on the analysis of market behavior during previous crises. Four crisis scenarios are formulated, each with varying levels of intensity.

Following the analysis of stress models, the concept of minimum liquidity was established as the amount sufficient to cover liquidity losses over a specified horizon of days, across all simulated crisis scenarios.

Long-term metric:

Its purpose is to assess the stability of funding sources relative to committed assets. The Net Stable Funding Ratio (NSFR), a metric developed by the Bank for International Settlements (BIS) and adapted by the local regulator, aims to determine, through specified percentages, whether the institution maintains a stable funding source to support its assets. This metric applies varying weightings based on term, customer segment, and product type. It is calculated on a monthly basis by the institution.

c. Liquidity ratios

To support management, certain liquidity ratios, including counterparty concentration ratios and segment concentration ratios, are calculated on a monthly basis.

Funding from Customers

Banco Santander has diverse sources of funding, both in terms of products and customer mix, with a healthy distribution across segments. Total customer funding currently stands at R$ 741 billion, marking an increase from the previous volume of 2022. This growth is primarily attributed to a significant rise in term deposit inflows and the consistent maintenance of the financial bills portfolio.

					In millions of Reais
Customers Funding	2023			2022
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	35,714	35,714	100%	31,351	31,351	100%
Savings accounts	58,112	58,112	100%	60,204	60,204	100%
Time deposits	103,519	393,757	26%	95,523	338,007	28%
Interbank deposit	779	4,264	18%	1,043	4,010	26%
Funds from acceptances and issuance of securities	8,820	142,553	6%	6,139	122,916	5%
Borrowings and Onlendings	6,711	87,236	8%	7,081	76,749	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	19,627	0%	-	19,538	0%
Total	213,655	741,263	29%	201,341	652,775	31%

					In millions of Reais
Customers Funding				2021
				0 a 30 days	Total	%
Demand deposits				39,574	39,574	100%
Savings accounts				65,220	65,220	100%
Time deposits				92,496	308,950	30%
Interbank deposit				763	4,001	19%
Funds from acceptances and issuance of securities				5,621	88,089	6%
Borrowings and Onlendings				-	90,709	0%
Subordinated Debts / Debt Instruments Eligible to Compose Capital				-	19,641	0%
Total				203,674	616,184	33%

Assets and liabilities, classified by their remaining contractual maturities and considering the undiscounted cash flows, are as follows:

					2023
					In millions of Reais
Future Cash Flows Except for Derivatives	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	1,591	1,591
Debt instruments	-	-	-	-	1,591	1,591
Financial assets measured at fair value in profit or loss	19,295	6,077	8,225	54,467	36,616	124,679
Debt instruments	11,028	1,780	6,161	43,768	32,430	95,168
Equity Instruments	22	1	3	17	-	43
Derivatives	8,244	4,296	2,060	10,682	4,186	29,468
Financial assets measured at fair value in other comprehensive income	1,393	5,054	3,222	55,140	13,951	78,761
Debt instruments	1,393	5,054	3,222	55,140	13,768	78,578
Equity Instruments	-	-	-	-	183	183
Financial assets measured at amortized cost	145,514	145,270	103,823	206,862	115,879	717,347
Loans and Other Amounts with Credit Institutions	86,325	1,162	2,836	2,899	-	93,222
Loans and advances to customers	54,270	128,381	85,109	178,329	101,509	547,599
Debt instruments	4,919	15,727	15,877	25,634	14,369	76,527
Total	166,202	156,401	115,269	316,469	168,037	922,379

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	30,627	4,972	1,779	9,467	4,101	50,947
Derivatives	6,863	4,972	1,779	9,467	4,101	27,183
Short positions	23,764	-	-	-	-	23,764
Financial liabilities at amortized cost	318,836	145,130	156,974	270,185	51,853	942,977
Deposits from the Central Bank of Brazil and deposits from credit institutions	16,811	38,298	36,953	12,990	8,252	113,304
Customer deposits	295,413	82,892	93,485	175,856	53	647,700
Bonds and securities	6,612	23,940	26,535	81,339	27,060	165,486
Debt Instruments Eligible to Capital	-	-	-	-	16,488	16,488
Total	349,463	150,102	158,753	279,652	55,954	993,924

					2022
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	-	-	-	3,957	3,957
Debt instruments	-	-	-	-	3,957	3,957
Financial assets measured at fair value in profit or loss	5,032	5,526	2,978	23,846	13,617	50,999
Debt instruments	311	3,870	2,083	13,844	9,841	29,949
Equity Instruments	19	2	3	25	-	49
Derivatives	4,702	1,654	892	9,977	3,776	21,001
Financial assets measured at fair value in other comprehensive income	37,925	4,040	1,550	33,176	9,116	85,807
Debt instruments	37,925	4,040	1,550	33,176	9,116	85,807
Financial assets measured at amortized cost	113,466	103,419	70,435	185,653	86,193	559,167
Loans and Other Amounts with Credit Institutions	77,739	888	1,777	1,815	-	82,219
Loans and advances to customers	33,386	97,202	62,102	158,805	80,378	431,873
Debt instruments	2,341	5,329	6,556	25,033	5,815	45,074
Total	156,423	112,985	74,963	242,675	112,883	699,929

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	289,743	106,358	102,585	165,145	25,366	689,197
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,714	46,465	25,626	10,610	2,742	119,157
Customer deposits	252,070	48,364	67,467	105,690	23	473,614
Bonds and securities	3,959	11,529	9,492	48,845	3,097	76,922
Debt Instruments Eligible to Capital	-	-	-	-	19,504	19,504
Total	308,698	108,922	104,776	176,341	28,069	726,806

					2021

Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	-	174	98	667	2,900	3,839
Debt instruments	-	174	98	667	2,900	3,839
Other financial assets at fair value through profit or loss	16,029	19,211	5,763	63,618	25,488	130,109
Debt instruments	3,873	12,513	4,046	53,814	21,859	96,105
Equity instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	439	-	-	-	-	439
Equity instruments	439	-	-	-	-	439
Financial Assets Measured at Fair Value in Other Comprehensive Income	5,000	3,874	13,850	75,849	35,538	134,111
Debt instruments	4,928	3,874	13,850	75,849	35,538	134,039
Equity instruments	72	-	-	-	-	72
Financial Assets Measured at Amortized Cost	53,147	145,279	69,004	208,295	135,782	611,507
Loans and Other Amounts with Credit Institutions	24,638	40,579	2,901	4,205	-	72,324
Loans and advances to customers	28,424	102,379	64,194	188,430	135,987	519,415
Debt instruments	85	2,321	1,909	15,660	(205)	19,771
Total	74,615	168,538	88,715	348,429	199,709	880,005

Interest-bearing liabilities:

Financial assets measured at fair value in other comprehensive income	55,313	7,878	2,088	12,629	3,515	81,424
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short positions	45,153	-	-	-	-	45,153
Financial liabilities at amortized cost	176,223	101,111	93,103	145,931	16,471	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	3,707	33,039	22,860	8,014	2,802	70,421
Customer deposits	165,171	44,571	62,606	110,809	215	383,372
Bonds and securities	7,345	23,502	7,637	27,109	333	65,925
Debt Instruments Eligible to Compose Capital	-	-	-	-	13,120	13,120
Total	231,536	108,989	95,191	158,560	19,986	614,262

Scenario analysis/contingency plan

Based on the results of the Stress Test, the Bank formulates its Liquidity Contingency Plan, comprising a formal set of preventive and corrective actions to be deployed in the event of a liquidity crisis. The activation of the Plan is contingent upon the monitoring of internal parameters that reflect the Bank's market and liquidity conditions. These parameters are used to identify different levels of crisis severity, thereby determining whether there is a need to initiate the activation process.

Following the identification of a crisis, clear communication is established among the internal departments capable of executing corrective actions to mitigate the arising issues. These corrective actions, aimed at generating liquidity to resolve or alleviate the effects of the crisis, are selected based on their complexities, implementation timelines, and impact on liquidity.

The parameters and measures of this Plan are subject to review whenever necessary, with a minimum review period of one year.

c.5) Structural foreign exchange risk/earnings hedge/structural equity risk

These activities are monitored by measuring positions, VaR, and results.

c.5.1) Complementary measures

Testing and calibration measures

Back-testing consists of a comparative analysis between Value at Risk (VaR) estimates and daily "clean" results (portfolio profits or losses at the end of the previous day, valued at the next day's prices) and "dirty" results (managerial income incorporating costs, intraday results, and carry). The purpose of these tests is to verify and provide a measure of the accuracy of the models used in the VaR calculation.

The back-testing analyses conducted by Banco Santander are in compliance, at a minimum, with the BIS recommendations concerning the verification of internal systems used in the measurement and management of financial risks. The Bank also engages in hypothesis testing, including tests for outliers, normality tests, Spearman correlation, and measures of average excess, among others. The assessment models are regularly calibrated and tested by a specialized unit.

c.6) Control system

Limit setting

The limit-setting process is conducted in conjunction with budgeting activities and serves as a mechanism to determine the assets and liabilities available for each business activity. This process is dynamic, adjusting to the level of risk deemed acceptable by Management. The framework for setting limits entails devising a process that takes into account, among other factors, the following aspects:

Efficiently and comprehensively identify and delineate the principal types of financial risks generated, ensuring alignment with business management and the defined strategy.

Quantify and communicate to the business divisions the levels and profiles of risk deemed acceptable by Management, in order to prevent undesired risks.

Provide business areas with the flexibility to undertake financial risks efficiently and timely, in response to market changes and business strategy adjustments, always within the risk thresholds deemed acceptable by the institution.

Enable business generators to assume risks at a volume that is both prudent and adequate to achieve the budgeted results.

Specify the range of products and underlyings that each Treasury unit is authorized to operate with, taking into account factors such as valuation models and systems, and the liquidity of the instruments involved.

c.7) Risks and results in 2023

Financial Intermediation Activities

In 2023, he Bank's trading portfolio's average VaR was R$33,8 million. The dynamic management of this profile allows the Bank to adjust its strategy to capitalize on opportunities presented by an uncertain environment.

c.7.1) Balance sheet management

Interest risk

Convertible currencies

At the end of 2023, the interest rate risk, as measured by the one-year sensitivity of the net interest margin to a parallel increase of 100 basis points across Banco Santander's portfolios, was primarily concentrated in the Brazilian Real interest rate curve, resulting in a positive impact of R$754 million.

Additionally, at the close of 2023, the interest rate risk, as measured in terms of the company's fair value sensitivity to a parallel increase of 100 basis points applied to Banco Santander on the Brazilian Real interest rate curve, resulted in a negative impact of R$1.924 million.

Quantitative risk analysis

The interest rate risk in balance sheet management portfolios, as measured by the sensitivity of the net interest margin, over a one-year period with a parallel increase of 100 basis points in the interest rate curve, decreased by R$200 million from 2023 to 2022, reaching a peak of R$1.136 million in January of 2023. The sensitivity of value decreased by R$230 million during the year of 2023, achieving a maximum level of R$2.441 million in March of 2023. The key factors that occurred in the year 2023 and influenced the sensitivities were the slope/decrease of the interest rate curve (convexity effect), portfolio decay, and the refinement of implicit methodologies applied to cash flows of Banco Santander's products.

Million of Reais
	2023	2022	2021
Sensibilities
Net Interest Margin	754	954	553
Fair value of Equity	1,924	2,154	1,675
Value at Risk - Balance
VaR	415	971	791

c.8) Sensitivity analysis

Risk management is concentrated on portfolios and risk factors, in accordance with Brazilian Central Bank regulations and international best practices.

Financial instruments are classified into trading books (Trading Book) and banking books (Banking Book), as performed in the management of market risk exposure, in line with market best practices and the Brazilian Central Bank's criteria for operation classification and capital management. The trading book encompasses all transactions involving financial instruments and commodities, including derivatives, held for trading purposes. The banking book includes structural operations stemming from the various business lines of Banco Santander and their corresponding hedges, if any. Consequently, in accordance with the nature of Banco Santander's activities, the sensitivity analysis has been split between the trading and banking portfolios.

Banco Santander conducts sensitivity analysis of its financial instruments in accordance with IFRS 7, taking into account market information and scenarios that could adversely affect the Bank's positions.

The summary tables presented below encapsulate sensitivity values generated by Banco Santander's corporate systems, relating to the trading book and the banking book, for each portfolio scenario on December, 31, 2023.

Trading Book

Thousand of Brazilian Reais		2023

Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(6,243)	(156,303)	(312,606)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(96)	(1,405)	(2,811)
Inflation	Exposures subject to change in coupon rates of price indexes	(588)	(32,006)	(64,013)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(4,351)	(49,031)	(98,062)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(516)	(2,981)	(5,963)
Foreign currency	Exposures subject to foreign exchange	(2,807)	(70,180)	(140,360)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(1,395)	(16,714)	(33,426)
Shares and Indexes	Exposures subject to change in shares price	(2,275)	(56,870)	(113,740)
Commodities	Exposures subject to change in commodities' prices	(258)	(6,462)	(12,924)
Total (1)		(18,529)	(391,952)	(783,905)
(1)	Net amounts after tax effects

Scenario 1: shock of +10bps and -10bps in interest rate curves and 1% for price fluctuations (currencies and equities), considering the largest losses by risk factor.

Scenario 2: shock of +25% and -25% across all risk factors, considering the largest losses by risk factor.

Scenario 3: shock of +20% and -20% across all risk factors, considering the largest losses by risk factor.

Banking Book

Thousand of Brazilian Reais		2023

Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(49,931)	(1,520,341)	(3,572,339)
TR and Long-Term Interest Rate (TJLP)	Exposures subject to TR and TJLP Coupon Variation	(28,303)	(671,672)	(1,473,630)
Inflation	Exposures subject to change in coupon rates of price indexes	(38,250)	(486,854)	(905,297)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,690)	(124,534)	(231,941)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(956)	(15,016)	(30,143)
International Market Interest Rate	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market	(31,681)	(503,013)	(1,057,028)
Foreign currency	Exposures subject to foreign exchange	(150)	(3,739)	(7,478)
Total (1)		(154,961)	(3,325,169)	(7,277,856)
(1)	Net amounts after tax effects.

Scenario 1: shock of +10bps and -10bps in interest rate curves and 1% for price fluctuations (currencies and equities), considering the largest losses by risk factor.

Scenario 2: shock of +25% and -25% across all risk factors, considering the largest losses by risk factor.

Scenario 3: shock of +50% and -50% across all risk factors, considering the largest losses by risk factor.

d) The Bank's operations are highly dependent on the proper functioning of its information technology systems

The Bank's operations are significantly dependent on the accurate and efficient processing of a large volume of transactions, executed by its information technology systems, along with its reliance on digital technologies, computing services, email, software, and networks, as well as the secure processing, storage, and transmission of confidential and other information within computer and network systems.

The proper functioning of the Bank's financial control, risk management, accounting, customer service, and other data processing systems is critical for its operations and its ability to compete effectively.

e) Independent Structure

The Operational Risk & Internal Control division, reporting to the Risk Executive Vice Presidency, operates independently as the second line of defense, both supporting and challenging the first line of defense. It has guidelines, policies, and processes to ensure the execution and suitability of the Operational Risk Control and Management Model.

The division adopts the Operational Risk definition as established by the Basel Committee, the Brazilian Central Bank, and other relevant Corporate instructions applicable locally, which is identified as the possibility of losses stemming from inadequacy or failure in processes, operations, systems, or due to external events. Furthermore, the Board of Directors of Banco Santander has selected the Alternative Standardized Approach (ASA) for calculating the portion of Regulatory Capital related to Operational Risk.

e.1) Operational Risks & Internal Controls

The mission of the Operational Risk & Internal Control division at Banco Santander is to assist in achieving strategic objectives and enhancing the decision-making process, by ensuring compliance with mandatory requirements, preserving soundness, reliability, as well as diminishing and mitigating losses due to operational risks, alongside the establishment and promotion of an Operational Risk culture.

Furthermore, the Operational Risk & Internal Control division is engaged in the prevention of Operational Risks and supports the ongoing strengthening of the Internal Controls system, in compliance with the requirements of regulatory bodies, the Basel Accord, resolutions by the National Monetary Council (CMN), and applicable regulators. This Model also adheres to the guidelines established by Banco Santander Spain, based on the COSO – Committee of Sponsoring Organizations of the Treadway Commission – Internal Control – Integrated Framework.

Control and Management Model

Santander Brasil has implemented a Model based on lines of defense aimed at the continuous enhancement of operational risk management and control, ensuring that structures can assess, monitor, control, mitigate, report, and reduce the risks and losses to which it is exposed.

The attributions of this model encompass conducting activities for the identification, assessment, monitoring, control, mitigation, and reporting of Operational Risk. Accordingly, diverse analyses and monitoring efforts are undertaken and reported. Below are the key instruments that constitute the Operational Risk Management and Control Model:

•	Definition of Operational Risk appetite;
•	Capture and assessment of loss events (both internal and external);
•	Training, Communication, and Culture;
•	Evaluation of products and services;
•	Operational risk self-assessment;
•	Scenario Analysis;
•	Risk and Control Indicators;
•	Internal Controls.

Model Governance

The Model has been approved by the Executive Risk Committee and the Board of Directors, incorporating the responsibility for Corporate Governance into the organization's structure. Periodically, significant Operational Risk issues are communicated to Senior Management for awareness and decision-making.

As a component of the Risk Governance framework, the Senior Forum for Internal Controls and Operational Risks ("FSCIRO") has been established, with the purpose of providing guidance to the Risk Pro Officers (RPO) of the xth Line of Defense on the policies, processes, procedures, strategies, and decisions concerning matters to be enacted within the business units. The forum convenes on a monthly basis, except in instances of calendar conflicts or scheduling issues among the members, in which case the Operational Risks Meeting may be convened as an alternative.

To ensure a structured approach to the dissemination of the culture of management and control of Operational Risks, relevant topics are addressed in specific Committees and Forums.

e.2) Attributions of the Operational Risk and Internal Controls division

The Operational Risk and Internal Control division serves as the second line of defense within Banco Santander's framework, aiming to ensure compliance, alignment, and adherence to the corporate guidelines of the Santander Group, the Basel Accords, resolutions by the National Monetary Council (CMN), and applicable regulatory authorities. It oversees and challenges the activities undertaken by the first line of defense, contributing to its strengthening and adopting an integrated approach to risk management. Below are its primary responsibilities:

•	Propagate a culture oriented to the management of Operational Risks and Internal Controls, converging towards the prevention and reduction of events and losses attributable to Operational Risk, thereby mitigating financial, legal, and reputational impacts.
•	Refine risk analysis to reduce, consolidate, and prioritize mitigation actions.
•	Maintain the dynamics and control of operational risk exposure in alignment with the risk appetite.
•	Set out roles and responsibilities, with oversight in conjunction with the responsible parties across the defense lines.
•	Ensure business continuity and strengthen the Internal Control environment.
•	Provide an adequate level of coverage throughout the business units.
•	Offer support for the Organization's strategic decision-making, grounded in an integrated Operational Risk profile and emerging trends.
•	Implement best practices for operational risk management and control in the 1st and 2nd Lines of Defense.
•	Identify the Organization's Operational Risk Profile.
•	Enable continuous improvement of existing methodologies and the deepening of the culture of accountability for Operational Risks and Internal Controls.

e.3) Differentiating factor

The Operational Risk & Internal Control division dedicates resources to the development, training, and continuous education of its professionals to address changes identified in the business environment. Moreover, it also offers training to other professionals through both online courses available on the intranet and face-to-face sessions. Among the in-person sessions, we highlight the workshops focused on enhancing the culture of Operational Risk Management, Internal Controls, and training for capturing operational losses, among other initiatives.

These accomplishments play a significant role in contributing to Banco Santander Brasil's ability to consistently meet its strategic and operational objectives, with a thorough understanding of the operational risks undertaken and a controlled environment, keeping the Bank within a low-risk profile and ensuring the sustainable advancement of its operations. The Bank underscores:

•	Mandatory training on Operational Risks for all Banco Santander employees, delivered through Netcursos.
•	Creation, dissemination, and maintenance of Instruction Manuals, facilitating corporate-wide engagement to ensure full commitment from everyone. Coordination of the annual process for the preparation of operational risk loss forecasts, definition of action plans to mitigate these losses, and accountability.
•	Coordination of the annual process for the preparation of operational risk loss forecasts and definition of action plans to mitigate these losses.
•	Development of key indicators for the purpose of monitoring the main operational risks.
•	Composition of defense lines within the "ORM - Operational Risk Management" Networks: "RPO - Risk Pro Officer," tasked with reporting on the oversight of Operational Risk issues to the executive at the strategic level of the Executive Board; the "RPA - Risk Pro Agent," accountable to the EVP concerning the Operational Risk Management and Control Model; and the "Operational Risk Assistant," covering the Operational Risk perimeter, along with "Specialists" for scenarios where operational risk is a cross-cutting issue throughout the organization.

e.4) Communication

The Operational Risk & Internal Control division is embedded within the Governance framework of Banco Santander, maintaining a monthly communication and reporting process to Management via the Integrated Operational Risk Committee ("FSCIRO") and the Operational Risk Meeting, encompassing the reporting of actualized events, key activities executed, corrective and preventive action plans, and their ongoing monitoring, thereby ensuring transparency and awareness within the governance bodies.

f) Reputation Risk

f.1) Reputation Risk

Reputation risk is defined as the risk of a negative economic impact, either current or potential, derived from an unfavorable perception of the Bank by employees, customers, shareholders/investors, and society at large.

Reputational risk may emerge from a variety of sources and, frequently, results from other risk events. Typically, these sources are associated with the business and other support activities undertaken by Santander, as well as the economic, social, or political landscape, or even incidents triggered by competitors that could impact the Bank.

f.2) Compliance

It is defined as legal risk, the risk of regulatory sanctions, financial loss, or reputational damage that an institution may face due to failure in complying with laws, regulations, codes of ethics and conduct, and best banking practices. Compliance risk management is preventive in nature and includes monitoring, educational initiatives, advisory, risk assessment, and corporate communication related to the rules and legislation applicable to each business area.

f.3) Operating guidelines

a. Compliance Principles - Ethics and conduct in the securities markets

Ethical principles and standards are encapsulated in internal policies, which are made available and communicated to everyone. The Code of Ethics applies to all employees of the Organization, while the Code of Conduct in Securities Markets garners adherence from all individuals closely associated with the Securities Markets. Channels for clarification and reporting are established, alongside the implementation of monitoring and control measures designed to ensure compliance with the rules by all employees.

b. Anti-Money Laundering and Counter-Terrorism Financing

The Anti-Money Laundering and Counter-Terrorist Financing Policy is predicated on the knowledge and stringent criteria applied to the onboarding of our clients, further reinforced by the continuous surveillance of all transactions the Bank engages in. The concern with this issue is reflected in the active involvement of our management through the Anti-Money Laundering Operational Committee and the Ethics and Compliance Committee, which convene monthly to deliberate on issues pertinent to this matter. The committee plays a direct role in the client onboarding process and in addressing reports of suspicious activities.

c. New products and services and suitability

All new products and services undergo an internal evaluation by different technical departments to ensure a multidisciplinary risk assessment, followed by approval from the Local Commercialization Committee (LCC), which is composed of Santander executives. After this analysis and approval process, the new products and services are subject to ongoing monitoring and testing to mitigate any potential conduct risks during their sales.

g) Compliance with the Prudential Regulatory Framework

Santander Brasil maintains an integrated risk and capital management framework for its decision-making process, in compliance with BCB Resolution No. 4.557. This approach contributes to the optimal and efficient allocation of capital in its operations, aligned with the Institution's objectives regarding capital ratios and shareholder returns.

Brazil's participation in the Basel Committee on Banking Supervision (BCBS) promotes the timely adoption of international prudential standards within the Brazilian regulatory framework.

Consistent with this perspective, Santander Brasil invests in the continuous refinement of its capital management processes and practices, adhering to international market benchmarks, as well as regulatory and supervisory standards.

The Institution's capital management consists of an ongoing process encompassing planning, assessment, control, and monitoring of the capital required to mitigate the significant risks of the Conglomerate. This process includes evaluating the capital needed to support Pillar 1 risks (credit, market, and operational); developing methodologies for quantifying additional capital for Pillar 2 risks; implementing the Internal Capital Adequacy Assessment Process (ICAAP); projecting and monitoring capital ratios; preparing the capital plan; developing Contingency and Capital and Liquidity Recovery plans; conducting stress tests; and compiling the quarterly risk and capital management report – Pillar 3.

g.1) Internal validation of risk models

Internal validation is a critical phase in the life cycle of a model, as well as a prerequisite for the validation process by supervisory authorities. A specialized team within the Bank, endowed with sufficient independence, provides a technical assessment on the adequacy of internal models for the intended internal and regulatory objectives, concluding on their effectiveness and utility. The team is also required to evaluate whether the risk management and control procedures are commensurate with the Bank's strategy and risk profile.

Moreover, the Internal Validation division provides critical support to the risk committees and the Bank's management by offering a qualified and independent perspective. This enables the decision-making bodies to deliberate on the authorization for the use of models, whether for management or regulatory purposes.

Internal Validation at Banco Santander primarily covers models related to Credit Risk, Operational Compliance, Market, ALM, Pricing, Provisions, Economic Capital, and other models pertinent to the ICAAP exercise. The validation scope encompasses both theoretical and methodological aspects, as well as technological architecture, data quality, and all significant facets of advanced risk management (controls, reporting, usage, management engagement, etc.). Thus, the purpose of internal validation is to examine the quantitative, qualitative, technological, and corporate governance dimensions associated with regulatory processes and risk management.

Key responsibilities of the Internal Model Validation area include the following:

i.	Establish the general principles of validation, conducting an independent assessment process that includes (i) data quality, (ii) methodological foundations, (iii) technological environment, (iv) performance, and (v) use and governance;
ii.	Issue a technical opinion on the adequacy of internal models for the intended internal and regulatory purposes, concluding on their usefulness and effectiveness.
iii.	Provide essential support to the risk committees and the Bank's management by delivering a qualified and independent opinion, enabling the responsible parties to make informed decisions on the authorization of model usage (for both management and regulatory purposes).

It is important to note that Banco Santander's internal validation function is entirely in line with the independent validation criteria for the advanced approach as prescribed by the Basel Committee, the European supervisory 'home regulator' (Bank of Spain and European Central Bank), and the Brazilian Central Bank. This compliance is in accordance with Circular No. 3.648 dated March 4, 2013 (Chapter III), Circular Letter No. 3.565 dated September 6, 2012, Circular No. 3.547 dated July 2011, and Circ. 3.648 IRB and 3.646 IMA of 4/3/13, Resolutions No. 4.277 of 31/10/13 and No. 4.389 dated 18/12/14 regarding pricing/fair value, Resolution No. 4.557 dated 23/02/17 GIR, and Circular No. 3.876 dated 31/01/18 IRRBB. In this regard, the Bank enforces a clear separation of responsibilities between Internal Validation and Internal Audit, with the latter constituting the final layer of the Bank's control validation framework.

The Internal Audit is responsible for assessing and revising the methodology and internal validation work, issuing opinions with an effective level of autonomy. As the ultimate control mechanism within the Group, the Internal Audit (third line of defense) is required to (i) periodically assess the adequacy of policies, methods, and procedures, and (ii) confirm their effective implementation in management.

g.2) Capital Management

Capital management takes into account both regulatory and economic factors, with the purpose of achieving a capital structure that is both cost-efficient and compliant, while meeting the requirements set forth by regulatory authorities and contributing to the attainment of classification targets established by rating agencies, as well as fulfilling investors' expectations.

h) Economic Capital

h.1) Main objectives

The development of economic capital models in the financial world seeks to address a fundamental challenge of regulatory capital: Risk Sensitivity.

In this context, economic capital models are specifically crafted to produce risk-sensitive estimates, facilitating enhanced precision in risk management, as well as more effective allocation of economic capital across Banco Santander's business units.

Banco Santander has concentrated its efforts on developing a robust economic capital model that is seamlessly integrated with business management. The primary objectives of Banco Santander's economic capital framework are the following:

1 - Consolidate Pillar I and other risks impacting the business into a single quantitative model, while also determining capital estimates by establishing correlations among various risks.

2 - Quantify and monitor fluctuations across distinct risk types.

3 - Distribute capital consumption among the main portfolios and manage the efficiency of Return on Risk-Adjusted Capital (RORAC).

4 - Estimate the Economic Value Added for each business unit. Economic profit must exceed the Bank's cost of capital.

5 – Compliance with regulatory standards in the locations where the Bank operates during the Pillar II review process conducted by supervisory authorities.

h.2) Economic Capital Model

In the determination of economic capital, it is the Bank's duty to specify the level of loss to be covered. Accordingly, a requisite confidence interval is applied to ensure the continuity of operations.

The risk profile in Brazil is distributed across Credit, Market, Asset-Liability Management (ALM), Business, Operational, and Physical Asset risks.

However, in anticipation of the proposed changes in Basel III, the model has incorporated new risks: Intangibles, Pension Funds (defined benefit), and Deferred Tax Assets, allowing the Bank to adopt an even more conservative and prudent stance.

% Capital	2023	2022	2021
Risk Type	New Methodology	New Methodology	New Methodology
Credit	55%	55%	62%
Market	2%	2%	2%
ALM	6%	7%	6%
Business	11%	9%	7%
Operational	2%	4%	7%
Fixed Assets	1%	1%	1%
Intangible Assets	3%	3%	5%
Pension Funds	1%	1%	1%
Deferred Tax Assets	19%	18%	9%
TOTAL	100%	100%	100%

- Analyze and establish a minimum price for operations (admissions) and customers (monitoring).

- Estimate the capital consumption for each client, economic group, portfolio, or business segment to optimize the allocation of economic capital, thereby maximizing the Bank's efficiency.

- Measure and track the performance of the business.

- To assess the operations of global clients, the calculation of economic capital incorporates specific variables employed in determining expected and unexpected losses. These variables include:

- Counterparty rating.

- Maturity.

- Guarantees.

- Type of financing.

Economic value added is determined by the cost of capital. To generate value for shareholders, the minimum return from operations must exceed Banco Santander's cost of capital.